United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

       Investment Company Act File Number: 811-21650

                              ASA (BERMUDA) LIMITED
                              ---------------------
               (Exact name of registrant as specified in charter)


                                11 SUMMER STREET
                             BUFFALO, NEW YORK 14209
                    (Address of principal executive offices)


                               JPMORGAN CHASE BANK
                            3 CHASE METROTECH CENTER
                            BROOKLYN, NEW YORK 11245
                     (name and address of agent for service)


       Registrant's telephone number, including area code:  (716) 883-2428


       Date of fiscal year end:  NOVEMBER 30, 2005


       Date of reporting period: NOVEMBER 20, 2004 - JUNE 30, 2005*


       * ASA (Bermuda) Limited became the successor to ASA Limited as of the close of business on November 19, 2004.

Item 1.  Proxy Voting Record

         "*" indicates the JSE Securities Exchange South Africa Ticker Symbol


-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
                                                                          Meeting       Sponsor     Vote      For/
                                                                          Date                      Cast      Against
                                                                                                              Mgmt.
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         ANGLO AMERICAN PLC                                               04/20/05
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Ticker: AGL*          CUSIP: NA
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------

-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Proposals
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
1        Accept Financial Statements and Statutory Reports                              Mgmt.       Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
2        Approve Final Dividend of 51 US Cents per Ordinary Share                       Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
3        Elect R Medori as Director                                                     Mgmt.       Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
4        Elect R C Alexander as Director                                                Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
5        Elect D A Hathorn as Director                                                  Mgmt.       Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
6        Elect S R Thompson as Director                                                 Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
7        Re-elect R M Godsell as Director                                               Mgmt.       Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
8        Re-elect A J Trahar as Director                                                Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
9        Re-elect K A L M Van Miert as Director                                         Mgmt.       Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
10       Re-appoint Deloitte & Touche LLP as Auditors                                   Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
11       Authorize Board to Fix Remuneration of Auditors                                Mgmt.       Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
12       Approve Directors' Remuneration Report                                         Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
13       Authorize Issuance of Equity or Equity-linked Securities with                  Mgmt.       Not       -----
         Pre-emptive Rights up to Aggregate Nominal Amount of USD                                   Voted
         248,500,000
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
14       Authorize Issuance of Equity or Equity-linked Securities                       Mgmt        Not       -----
         without Pre-emptive rights up to Aggregate Nominal Amount of                               Voted
         USD 37,250,000
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
15       Authorize 149 Million Shares for Market Purchase                                Mgmt       Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------


-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
                                                                          Meeting       Sponsor     Vote      For/
                                                                          Date                      Cast      Against
                                                                                                              Mgmt.
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         ANGLO AMERICAN PLATINUM CORP. LTD.                               03/29/05
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Ticker: AMS*          CUSIP: NA
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------

-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Proposals
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         To Adopt the Group Annual Financial Statements for the Year                    Mgmt        Not       -----
         Ended 31 December 2004                                                                     Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Re-elect D D Barber as Director                                                Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Re-elect C B Brayshaw as Director                                              Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Re-elect J M Halhead as Director                                               Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Elect S E Jonah as Director                                                    Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Elect A E Redman as Director                                                   Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Elect A J Trahar as Director                                                   Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Elect D G Wanblad as Director                                                  Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Elect A I Wood as Director                                                     Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Amend the Articles of Association in respect of Unclaimed                      Mgmt        Not       -----
         Dividends                                                                                  Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Change the Name of the Company                                                 Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Amend the Articles of Association Authorizing Communication by                 Mgmt        Not       -----
         Electronic Medium                                                                          Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Authorize the Directors to Allot and Issue the Unissued                        Mgmt        Not       -----
         Ordinary Shares of 10 Cents Each                                                           Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Approve the Non-executive Directors' Fees                                      Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Authorize the Signature of Documents                                           Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------


-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
                                                                          Meeting       Sponsor     Vote      For/
                                                                          Date                      Cast      Against
                                                                                                              Mgmt.
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         ANGLOGOLD ASHANTI LIMITED                                        04/29/05
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Ticker: ANG*          CUSIP: NA
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------

-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Proposals
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
1        Accept Financial Statements and Statutory Reports for Year                     Mgmt        Not       -----
         Ended Dec. 31, 2004                                                                        Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
2        Re-Elect C B Brayshaw as Director                                              Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
3        Re-Elect A W Lea as Director                                                   Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
4        Re-Elect W A Nairn as Director                                                 Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
5        Re-Elect K H Williams as Director                                              Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
6        Elect S E Jonah as Director                                                    Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
7        Elect S T Thompson as Director                                                 Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
8        Elect P L Zim as Director                                                      Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
9        Place Authorized but Unissued Shares under Control of Directors                Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
10       Authorize Issuance of Shares for Cash                                          Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
11       Authorize Repurchase of Company's Own Shares                                   Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
12       Approval of Long-Term Incentive Plan                                           Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
13       Approval of Bonus Share Plan                                                   Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------

-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------

-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         BARRICK GOLD CORPORATION                                         04/28/05
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Ticker: ABX          CUSIP: 067901108
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------

-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Proposals
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
1        Election of Directors                                                          Mgmt        For       For
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
2        Approve Appointment of PricewaterhouseCoopers LLP as Auditors                  Mgmt        For       For
         and Authorize Directors to Fix Remuneration
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------


-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
                                                                          Meeting       Sponsor     Vote      For/
                                                                          Date                      Cast      Against
                                                                                                              Mgmt.
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         COMPANIA DE MINAS BUENAVENTURA S.A.                              03/31/05
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Ticker: BVN          CUSIP: 204448104
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------

-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Proposals
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
1        Approval of Annual Report and Financial Statements as of Dec.                  Mgmt        Not       -----
         31, 2004                                                                                   Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
2        Grant Authority to Board to Appoint External Auditors for 2005                 Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
3        Amendment of By-Laws to Permit Virtual Board Meetings                          Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
4        Appointment of Board Members                                                   Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
5        Declaration of Cash Dividend of US $0.18 per Share or ADS                      Mgmt        Not       -----
                                                                                                    Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------

-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------

-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         GOLD FIELDS LIMITED                                              12/07/04
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Ticker: GFI*          CUSIP: NA
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------

-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
1        Approve Sale of Gold Field's Non-South African Development                     Mgmt        Not       -----
         Community Assets to IAMGold Group                                                          Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
2        Authorize Board to Perform Necessary Acts to Give Effect to                    Mgmt        Not       -----
         Proposal 1                                                                                 Voted
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------

-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------

-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         NEWMONT MINING CORPORATION                                       04/27/05
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Ticker: NEM          CUSIP: 651639106
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------

-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Proposals
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
1        Election of Directors                                                          Mgmt        For       For
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
2        Ratify Appointment of PricewaterhouseCoopers LLP as                            Mgmt        For       For
         Independent Auditors
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
3        Approve of 2005 Stock Incentive Plan                                           Mgmt        For       For
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------

-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------

-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         PLACER DOME INC.                                                 04/27/05
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Ticker: PDG           CUSIP: 725906101
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------

-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
         Proposals
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
1        Election of Directors                                                          Mgmt        For       For
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------
2        Appointment of Ernst & Young LLP as Auditors                                   Mgmt        For       For
-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------

-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------

-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------

-------- ---------------------------------------------------------------- ------------- ----------- --------- -----------

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  ASA (Bermuda)Limited


                  /s/   Robert J.A. Irwin
                  --------------------------------------
                  by       Robert J.A. Irwin
                           Chairman, President and Treasurer
                           (Principal Executive Officer)

                  Date:  August 23, 2005